Basis of Presentation	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation
2. Basis of Presentation
As used in this Quarterly Report on Form
10-Q,
unless expressly stated otherwise or the context otherwise requires, the terms “Loar,” the “Company,” “we,” “us” and “our” refer to Loar Holdings Inc. and its subsidiaries
, collectively.
Principles of Consolidation
The financial information included herein is unaudited; however, the information reflects all adjustments (consisting of normal recurring adjustments) that are, in the opinion of management, necessary for a fair presentation of the Company’s condensed consolidated financial statements for the interim periods presented. These financial statements and notes should be read in conjunction with the financial statements and related notes for the year ended December 31, 2023 included in Loar Holdings Inc. Amendment No. 2 to Form
S-1
filed on April 23, 2024. As disclosed therein, the Company’s annual consolidated financial statements were prepared in conformity with generally accepted accounting principles in the United States (GAAP). Certain information and footnote disclosures normally included in financial statements prepared in accordance with GAAP have been omitted pursuant to the rules and regulations of the United States Securities and Exchange Commission (SEC). The December 31, 2023 condensed consolidated balance sheet was derived from Loar Holdings, LLC’s audited financial statements for the year then-ended. The results of operations for the three and nine months ended September 30, 2024 are not necessarily indicative of the results to be expected for the full year.
Recent Accounting Pronouncements
In November 2023, the FASB issued ASU
2023-07,
Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures
, which expands disclosures about reportable segments, and provides requirements for more detailed reporting of a segment’s expenses that are regularly provided to the Chief Operating Decision Maker (CODM) and included within each reported measure of a segment’s profit or loss. Additionally, ASU
2023-07
requires all segment profit or loss and assets disclosures to be provided on an annual and interim basis. ASU
2023-07
is effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning one year later. Early adoption is permitted, and the amendments must be applied retrospectively to all prior periods presented. The adoption of this guidance will not affect the Company’s consolidated results of operations, financial position or cash flows, and the Company is currently evaluating the standard to determine its impact on the Company’s disclosures.
In December 2023, the FASB issued ASU
2023-09,
Income Taxes (Topic 740): Improvements to Income Tax
Disclosures
, which requires a public business entity to disclose specific categories in its annual effective tax rate reconciliation and provide disaggregated information about significant reconciling items by jurisdiction and by nature. The ASU also requires entities to disclose their income tax payments (net of refunds) to international, federal, and state and local jurisdictions. The standard makes several other changes to income tax disclosure requirements. This standard is effective for annual periods beginning after December 15, 2024, and requires prospective application with the option to apply it retrospectively. The adoption of this guidance will not affect the Company’s consolidated results of operations, financial position or cash flows, and the Company is currently evaluating the standard to determine its impact on the Company’s disclosures.

3. Summary of Significant Accounting Policies
Principles of Consolidation and Basis of Presentation
The accompanying consolidated financial statements were prepared in conformity with U.S. Generally Accepted Accounting Principles (GAAP) and include the accounts of the Company and its subsidiaries. Intercompany accounts and transactions between consolidated entities have been eliminated.
Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates. Examples include estimates related to the allowance for doubtful accounts, inventory obsolescence, purchase price allocation for intangible assets and goodwill arising from business combinations, useful lives of definite-lived assets, income taxes, stock-based compensation, environmental reserves and litigation.
Cash and Cash Equivalents and Restricted Cash
Cash and cash equivalents consist only of cash and investments with original maturities of three months or less. As of December 31, 2023 and 2022 there were no cash equivalents or restricted cash.
Accounts Receivable
The Company does not require collateral for its trade accounts receivable. Accounts receivable have been reduced by an allowance based on specific account evaluations, historical write-offs and economic conditions. When a receivable balance is known to be uncollectible, it is written off against the allowance for doubtful accounts. All provisions for allowances for credit losses are included in selling, general and administrative expenses in the consolidated statements of operations.
Inventories
Inventories are stated at the lower of cost or net realizable value. Cost is determined using the weighted-average cost method of inventory accounting. Write-downs for slow-moving and obsolete inventories are provided based on current assessments about future product demand, production requirements for the next 12 months and usage for the last 12 months.
Property, Plant and Equipment
Property, plant and equipment are stated at cost. Maintenance and repairs are expensed when incurred; renewals and betterments are capitalized. When assets are retired or otherwise disposed of, the cost and accumulated depreciation are eliminated from the accounts, and any gain or loss is included in the results of operations. Depreciation is calculated on the straight-line method over the estimated useful lives of the related assets as follows: buildings from 25 to 40 years, leasehold improvements from one
to 20 years, machinery and equipment from
three
to 12 years and furniture and fixtures from
two
to 10 years.
Finite-Lived Intangible Assets
Intangible assets consist of customer relationships, tradenames, technology, favorable leases and contract backlog, which are stated at cost and are being amortized on a straight-line method over periods of one to 20 years. The estimated useful lives are evaluated annually.
Evaluation of Long-Lived Assets
Long-lived assets, including finite-lived intangible assets and property, plant and equipment, are assessed for recoverability
if any event occurs or circumstances change that indicates possible impairment. In evaluating the value and future economic benefits of long-lived assets, the carrying value of the asset or group of assets is compared to management’s estimate of the anticipated undiscounted future net cash flows of the related long-lived asset.
There were no impairment charges related to property, plant and equipment and finite-lived intangible assets for the years ended December 31, 2023 and 2022.
Goodwill and Other Indefinite-Lived Intangible Assets
The Company does not amortize goodwill and other intangible assets that are deemed to have indefinite lives. The Company reviews these assets for impairment at least annually, on the first day of the fourth quarter, using either a qualitative or quantitative analysis. Additionally, goodwill is evaluated for impairment whenever an event occurs or circumstances change which would indicate that it is more likely than not that the fair value of a reporting unit is less than its carrying amount.
During fiscal 2022, the Company adopted Accounting Standards Update (ASU)
2017-04,
Intangibles—Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment
. Pursuant to ASU
2017-04,
an impairment loss is recognized in the amount by which the carrying value of a reporting unit’s goodwill exceeds the reporting unit’s fair value. Prior to the adoption of ASU
2017-04,
an impairment loss was recognized in the amount by which the carrying value of a reporting unit’s goodwill exceeded its implied fair value.
When evaluating whether goodwill is impaired, the Company performs a qualitative assessment to determine if it is more likely than not that its fair value is less than its carrying amount. If the qualitative assessment determines that it is more likely than not that its fair value is less than its carrying amount, the fair value of the reporting unit is compared with its carrying value (including goodwill). If the fair value of the reporting unit is less than its carrying value, an indication of goodwill impairment exists for the reporting unit and the Company must measure the impairment loss. The impairment loss, if any, is recognized in the amount by which the carrying value of the reporting unit’s goodwill exceeds the reporting unit’s fair value. Fair value of the reporting unit is determined using a discounted cash flow analysis. If the fair value of the reporting unit exceeds its carrying value, no further impairment analysis is needed.

For purposes of testing goodwill for impairment, the Company operates as a single reporting unit. No goodwill impairment charge was recorded for the years ended December 31, 2023 and 2022.
Debt Issuance Costs
Debt issuance costs represent legal and other direct costs related to the Company’s long-term debt. These costs are recorded as a reduction to the carrying value of the loans payable on the consolidated balance sheets. Debt issuance costs are amortized to interest expense using the effective interest method through the final principal maturity date.
Leases
For any new or modified lease, the Company, at the inception of the contract, determines whether a contract is or contains a lease. The Company records right-of-use
(ROU) assets and lease liabilities for its finance and operating leases, which are initially recognized based on the discounted future lease payments over the term of the lease. As the rate implicit in the Company’s leases is not easily determinable, the Company’s applicable incremental borrowing rate is used in calculating the present value of the sum of the lease payments. Lease term is defined as the noncancelable period of the lease plus any options to extend or terminate the lease when it is reasonably certain that the Company will exercise the option.
Across all classes of assets, the Company has elected not to recognize ROU asset and lease liabilities for its short-term leases, which are defined as leases with an initial term of 12 months or less. Lease and nonlease components are combined.
Income Taxes
Income taxes are accounted for under the asset and liability method. Deferred income tax assets are recognized for deductible temporary differences and operating loss and tax credit carryforwards and deferred income tax liabilities are recognized for taxable temporary differences. Temporary differences are the differences between the reported amounts of assets and liabilities and their tax bases. Deferred income tax assets and liabilities are measured using enacted tax rates expected to apply in the year in which those temporary differences are expected to be recovered or settled. Deferred income tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred income tax assets will not be realized.
The Company accounts for uncertainties in income taxes under the provisions of ASC 740,
Income Taxes
, which defines the thresholds for recognizing the benefits of tax return positions in the financial statements as “more likely than not” to be sustained by the taxing authorities.
Stock-Based Compensation
The Company accounts for stock-based compensation under the fair value recognition provisions of ASC 718,
Compensation
 – Stock Compensation
. Under the fair value provisions, stock-based compensation cost is measured at the grant date based on the fair
value of the award and is recognized as expense over the requisite service period, which is the vesting period.

Shipping and Handling Costs
Costs associated with inventory storage and handling costs at the Company’s facilities are recorded in cost of sales in the accompanying statements of operations.
Research and Development Costs
Research and development costs are expensed as incurred and are recorded in selling, general and administrative expenses in the accompanying statements of operations.
The expense recognized for research and development costs for the years ended December 31, 2023 and 2022 was $6.3 million and $4.2 million, respectively.
Environmental Costs
Loar accrues for losses associated with environmental remediation obligations when such losses are probable and reasonably estimable. Accruals for estimated losses from environmental remediation obligations are recognized no later than the completion of the remedial feasibility study. Such accruals are adjusted as further information develops or circumstances change. Costs of future expenditures for environmental remediation obligations are not discounted to their present value.
Foreign Currency
Assets and liabilities from a foreign operation are translated from local currency to U.S. dollars at the exchange rate in effect at the balance sheet date. Gains and losses from the translation of a foreign operation are included in member’s equity on the Company’s consolidated balance sheets. Sales and expenses are translated at the average monthly exchange rates prevailing during the period.
Foreign currency transaction gains and losses arising from currency exchange rate fluctuations on transactions denominated in a currency other than the local currency are included in the Company’s consolidated statements of operations.
Government Assistance
The Company was awarded a grant from the U.S. Department of Transportation under the Aviation Manufacturing Jobs Protection Program and received approximately $0.5 million and $0.9 million during the years ended December 31, 2023 and 2022, respectively. This grant was recorded in other income on the consolidated statements of operations.
During 2023 and 2022, the Company received approximately $0.2 million and $1.8 million, respectively, of refundable employee retention tax credits which were available under the Coronavirus Aid, Relief, and Economic Security Act (CARES Act), enacted on March 27, 2020. These benefits were recorded primarily in cost of sales on the consolidated statements of operations.
Net Loss per Common Unit
Basic net loss per common unit is calculated by dividing net loss by the weighted average common units outstanding for the period. Diluted net loss per common unit is calculated by dividing net loss by the weighted average common units outstanding for the period plus the effect of any potential common units that have been issued if these additional units are dilutive. In each of the years ended December 31, 2023 and 2022, there were no dilutive units so that basic and diluted
net loss per common unit are the same for each respective year.
Recent Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued ASU
2020-04,
Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting
. Certain amendments were provided for in ASU 2021-01,
Reference Rate Reform (ASC 848): Scope,
which was issued in January 2021, and
ASU 2022-06, Reference Rate Reform (ASC 848): Deferral of the Sunset Date.
This guidance provides optional expedients and exceptions for a limited period of time to ease potential accounting impacts associated with transitioning away from reference rates that are expected to be discontinued, such as the London Interbank Offered Rate (“LIBOR”). The amendments in this ASU apply only to contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued. As a result of ASU 2022-06 deferring the sunset date, ASC 848 is effective through December 31, 2024. The Company adopted this ASU in 2023 and it did not have a material impact to its financial position, results of operations or cash flows from adoption of this guidance.
In October 2021, the FASB issued ASU
2021-08,
Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers
. This standard amends the Business Combinations topic in ASC 805 to require entities to apply guidance in the Revenue topic to recognize and measure contract assets and contract liabilities acquired in a business combination. The amendments are effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. The amendments are applied prospectively to business combinations occurring on or after the effective date of the amendments. Early adoption of the amendments is permitted, including adoption in an interim period. The Company does not expect a material impact to its financial position, results of operations or cash flows from adoption of this guidance.
In November 2023, the FASB issued ASU 2023-07,
Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures
, which expands disclosures about reportable segments, and provides requirements for more detailed reporting of a segment’s expenses that are regularly provided to the Chief Operating Decision Maker (CODM) and included within each reported measure of a segment’s profit or loss. Additionally, ASU 2023-07 requires all segment profit or loss and assets disclosures to be provided on an annual and interim basis. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning one year later. Early adoption is permitted, and the amendments must be applied retrospectively to all prior periods presented. The adoption of this guidance will not affect the Company’s consolidated results of operations, financial position or cash flows, and the Company is currently evaluating the standard to determine its impact on the Company’s disclosures.
In December 2023, the FASB issued ASU 2023-09,
Income Taxes (Topic 740): Improvements to Income Tax Disclosures
, which requires a public business entity to disclose specific categories in its annual effective tax rate reconciliation and provide disaggregated information about significant reconciling items by jurisdiction and by nature. The ASU also requires entities to disclose their income tax payments (net of refunds) to international, federal, and state and local jurisdictions. The standard makes several other changes to income tax disclosure requirements. This standard is effective for annual periods beginning after December 15, 2024, and requires prospective application with the option to apply it retrospectively. The adoption of this guidance will not affect the Company’s consolidated results of operations, financial position or cash flows, and the Company is currently evaluating the standard to determine its impact on the Company’s disclosures.